Discontinued operations and assets held for sale - Discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Non-current assets
Investments in associates and joint ventures	€ 4,268	€ 4,670
Total assets held for sale	€ 959	€ 1,257
Indus Towers
Assets held for sale
Proportion of ownership interest in joint venture	21.00%	28.10%
Non current assets held for sale
Non-current assets
Investments in associates and joint ventures	€ 959	€ 1,257
Total assets held for sale	€ 959	€ 1,257